FORM 13-F

               		SECURITIES AND EXCHANGE COMMISSION

                    	     Washington, D.C. 20549

For the period ended September 30, 2002

		    SUN LIFE FINANCIAL SERVICES OF CANADA INC.

         	(Translation of registrant's name into English)


			     150 King Street West,
                    	    Toronto, Ontario M5H 1J9

            	    (Address of principal executive offices)

                          Form 13F File No. 28-05799


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:


Name:  Claude Accum
Title:  Vice President, Risk Management
Phone:  416-979-6188

                           Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 Sun Life Financial Services of Canada

                                 By:  /s/ Claude Accum

                                    Claude Accum
                                    Vice President, Risk
                                    Management


Date:   November 15, 2002


                  Report Type: (Check only one)

x 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

    13F Notice. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).

    13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).











                      Form 13F SUMMARY PAGE


Report Summary:
Number of Other
Included Managers:      0

Form 13F Information
Table Entry Total:      86

Form 13F Information    $359,040
Table Value Total    	(thousands)




				Form 13F

Information Table -

September 30, 2002


COLUMN 1             COLUMN   COLUMN      COLUMN 4   COLUMN 5
                        2        3
NAME OF ISSUER       TITLE     CUSIP       VALUE     SHRS OR  SH/PRN
                       OF                 (x$100))   PRN AMT
                     CLASS

U.S. Operations - amounts shown are in U.S. dollars

AOL Time Warner Inc   COM   00184A105       10,632    908,751   SH

AT&T Corp             COM   001957109        9,461    787,732   SH

Agere Systems Inc     CL B  00845V209        5,486  5,541,556   SH

Allstate Corp         COM   020002101        7,978    224,410   SH

Alpharma Inc          CL A  020813101        2,452    255,456   SH

Ameritrade Holding    COM   03074K100        6,080  1,629,932   SH
Corp

Apartment Invt &      CL A  03748R101        6,067    156,152   SH
Mgmt Co-A

Archer Daniels        COM   039483102        8,776    701,499   SH
Midland Co

Archstone-Smith       COM   039583109        3,556    148,895   SH
Trust

Arris Group Inc       COM   04269Q100        7,108  1,921,133   SH

Ascential Software    COM   04362P108        4,174  2,246,626   SH
Corp

Avalon Bay            COM   053484101        3,862     92,402   SH
Communities Inc

Avaya Inc             COM   053499109        3,940  2,754,993   SH

BRE Properties        CL A  05564E106        4,732    153,885   SH

Bausch & Lomb         COM   071707103        2,901     87,469   SH

Baxter International  COM   071813109        6,803    222,693   SH
Inc

Boston Properties     COM   101121101        7,331    197,076   SH
Inc

Boston Scientific     COM   101137107        6,157    195,075   SH
Corp

CBL & Associates      COM   124830100        7,336    189,307   SH
Properties

Centerpoint           SH    151895109        4,103     73,932   SH
Properties Trust      BEN INT

Cisco Systems Inc     COM   17275R102        1,108    105,753   SH

Concord               COM   206186108        2,400    475,272   SH
Communications Inc

Conocophilips         COM   20825C104        6,347    137,267   SH

Developers            COM   251591103        3,445    156,541   SH
Diversified Realty

Dollar General Corp   COM   256669102        7,862    585,866   SH

Duke Realty Corp      COM   264411505        4,446    180,581   SH
                      NEW

Eclipsys Corp         COM   278856109        2,075    408,434   SH

Engelhard Corp        COM   292845104        6,112    256,496   SH

Equity Office         COM   294741103        3,053    118,241   SH
Properties Trust

Federal Realty        SH    313747206        4,434    164,224   SH
Investment Tr         BEN INT NEW

First Industrial      COM   32054K103        2,129     68,703   SH
Realty Trust

FleetBoston           COM   339030108        4,717    232,043   SH
Financial Corp

GATX Corporation      COM   361448103        8,476    428,096   SH

General Growth        COM   370021107        7,344    142,605   SH
Properties

General Motors Corp   CL H  370442832        7,797    852,100   SH
                      NEW

Haemonetics Corp      COM   405024100        1,077     45,404   SH

Hain Celestial Group  COM   405217100        3,323    226,841   SH
Inc

Highwoods Properties  COM   431284108        4,825    206,180   SH
Inc

IRT Property Co       COM   450058102        2,951    251,170   SH

I-STAT Corp           COM   450312103        2,201    944,579   SH

MSCI World Equity     MSCI  464286103          676     78,186   SH
Benchmark             AUSTRALIA

MSCI World Equity     MSCI  464286301          205     23,846   SH
Benchmark             BELGIUM

MSCI World Equity     MSCI  464286673          150     33,739   SH
Benchmark             SINGAPORE

MSCI World Equity     MSCI  464286699        3,590    307,110   SH
Benchmark             UTDKINGD

MSCI World Equity     MSCI  464286707        1,225     93,055   SH
Benchmark             FRANCE

MSCI World Equity     MSCI  464286749          969     91,331   SH
Benchmark             SWITZERLD

MSCI World Equity     MSCI  464286756          413     50,258   SH
Benchmark             SWEDEN

MSCI World Equity     MSCI  464286764          482     31,549   SH
Benchmark             SPAIN

MSCI World Equity     MSCI  464286806          927    101,165   SH
Benchmark             GERMAN

MSCI World Equity     MSCI  464286814          731     59,958   SH
Benchmark             NETHERLND

MSCI World Equity     MSCI  464286848        3,367    459,351   SH
Benchmark             JAPAN

MSCI World Equity     MSCI  464286855          614     46,695   SH
Benchmark             ITALY

MSCI World Equity     MSCI  464286871          288     40,412   SH
Benchmark             HONG KONG

JPMorgan Chase & Co   COM   46625H100        5,864    308,810   SH

Kimco Realty Corp     COM   49446R109        4,563    146,717   SH

Kroger Co             COM   501044101        4,329    307,017   SH

Legato Systems Inc    COM   524651106        3,289  1,192,679   SH

Liberty Media Group   COM   530718105        4,299    598,801   SH
                      SER A

Lincoln National      COM   534187109        4,627    151,466   SH
Corp

Lucent Technologies   COM   549463107        3,161  4,159,519   SH
Inc

Macerich Company      COM   554382101        4,528    146,164   SH

Mack-Cali Realty      COM   554489104        4,964    154,507   SH
Corp

Manor Care Inc        COM   564055101        7,317    325,483   SH

Mellon Financial      COM   58551A108        2,436     93,953   SH
Corp

Merrill Lynch & Co    COM   590188108        6,873    208,594   SH
Inc

Millennium            COM   599902103        4,296    460,958   SH
Pharmaceuticals

Parametric            COM   699173100        5,919  3,288,516   SH
Technology Corp

Pegasus               CL A  705904100        2,451  2,227,753   SH
Communications Corp

Prologis              SH    743410102        2,665    106,970   SH
                      BEN
                      INT

Prudential Financial  COM   744320102        4,740    165,957   SH
Inc

Public Storage Inc    COM   74460D109        3,251    101,924   SH

Reckson Associates    COM   75621K106        5,568    244,534   SH
Realty Corp

SL Green Realty Corp  COM   78440X101        8,764    285,106   SH

Shurgard Storage      COM   82567D104        2,677     84,666   SH
Centers-A

Simon Property Group  COM   828806109        2,224     62,254   SH
Inc

Sourcecorp Inc        COM   836167106        2,487    121,870   SH

Sprint Corp           PCS   852061506        4,574  2,333,606   SH
                      COM
                      SER1

Texas Instruments     COM   882508104           68      4,628   SH
Inc

Unova Inc             COM   91529B106        2,949    599,447   SH

Vertex                COM   92532F100        5,755    311,226   SH
Pharmaceuticals Inc

Vicor Corp            COM   925815102        4,431    619,711   SH

Vitria Technology     COM   92849Q104        2,672  3,425,488   SH
Inc

Vornado Realty Trust  SH    929042109        5,246    132,976   SH
                      BEN
                      INT

Waste Management Inc  COM   94106L109        7,419    318,144   SH

Westar Energy Inc     COM   95709T100        4,373    434,686   SH



Canadian Operations - Amounts shown are in U.S. dollars

Standard & Poor's     Com.  78462F103        1,562     19,100
Dep Receipts          Shares